OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
External revenue	$ 4,707.9	$ 4,282.8
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	8,658.5	7,340.0
Canada
Disclosure of operating segments [line items]
External revenue	474.2	460.7
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,541.7	1,527.7
United States
Disclosure of operating segments [line items]
External revenue	2,241.8	2,076.3
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	4,534.7	3,623.5
United Kingdom
Disclosure of operating segments [line items]
External revenue	281.6	271.1
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	399.0	360.5
Rest of Americas
Disclosure of operating segments [line items]
External revenue	133.0	98.8
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	221.8	201.9
Europe
Disclosure of operating segments [line items]
External revenue	663.6	645.1
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,162.3	985.5
Asia
Disclosure of operating segments [line items]
External revenue	759.9	566.1
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	610.8	532.0
Oceania and Africa
Disclosure of operating segments [line items]
External revenue	153.8	164.7
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	$ 188.2	$ 108.9